Stockholders' Equity (Tables)	12 Months Ended
Jun. 30, 2017
Equity [Abstract]
Schedule of stock-based compensation expense

The Company recorded stock-based compensation expense for the shares issued to consultants that have vested, which is a component of operating expenses in the Consolidated Statement of Operations as follows:

		Stock-Based Compensation

		For the Year Ended
Month of Original Grant	Shares Issued	June 30, 2017	June 30, 2016
December 2015	230,000	$945,189	$342,811
March 2016	60,000	261,214	71,786
August 2016	40,000	147,600	—
January 2017	50,000	194,776	—
	380,000	$1,548,779	$414,597

Schedule of Black-Scholes option pricing model with weighted average assumptions

The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

Expected term (years)	6.25
Risk-free interest rate	1.29%
Volatility	47%
Dividend yield	0%

Schedule of the option activity

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price
Outstanding – July 1, 2015	160,000	$1.50
Exercisable – July 1, 2015	—	$—
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2016	160,000	1.50
Exercisable – June 30, 2016	40,000	1.50
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2017	160,000	$1.50
Exercisable – June 30, 2017	80,000	$1.50

Schedule of resricted shares

The following is a summary of restricted shares:

Grant Date	Shares Issued	Fair Value (1)	Shares Vested
June 2014	307,876	$1,294,029	121,530
July 2014	32,408	48,612	23,791
August 2014	81,020	326,323	8,102
September 2014	129,633	352,282	13,667
March 2015	72,918	401,717	—
October 2015	293,000	439,500	—
November 2015	36,200	54,300	—
December 2015	300,000	1,393,000	230,000
January 2016	40,000	68,000	—
March 2016	60,000	333,000	60,000
June 2016	118,000	535,809	—
August 2016	351,000	1,489,247	40,000
January 2017	192,000	1,165,122	—
February 2017	110,000	697,500	—
March 2017	20,000	135,000	—
	2,144,055	$8,733,441	497,090

(1)	– The fair value of the restricted stock awards as shown above is based on either the balance sheet date for consultants or grant date for employees.